ANNUAL REPORT
PHOENIX LIFE AND
ANNUITY VARIABLE
UNIVERSAL LIFE ACCOUNT
December 31, 2016

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A		Federated Fund for U.S. Government Securities II
Assets:
Investments at fair value	$ 238,459		$ 56,025		$ 300,383		$ 101,051
Total assets	$ 238,459		$ 56,025		$ 300,383		$ 101,051
Total net assets	$ 238,459		$ 56,025		$ 300,383		$ 101,051
Units outstanding	37,080		23,754		36,976		18,335
Investment shares held	3,553		528		15,341		9,374
Investments at cost	$ 111,857		$ 39,917		$ 188,734		$ 108,378
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 6.43	37,080	$ 2.36	23,754	$ 8.12	36,976	$ 5.51	18,335

	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Assets:
Investments at fair value	$ 1,278,322		$ 4,582		$ 114,814		$ 100,541
Total assets	$ 1,278,322		$ 4,582		$ 114,814		$ 100,541
Total net assets	$ 1,278,322		$ 4,582		$ 114,814		$ 100,541
Units outstanding	1,278,295		476		11,661		14,271
Investment shares held	1,278,322		670		3,475		3,243
Investments at cost	$ 1,278,322		$ 4,977		$ 86,917		$ 105,512
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.00	1,278,295	$ 9.25	476	$ 9.85	11,661	$ 7.05	14,271
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$ 166,300		$ 44,877		$ 77,517		$ 47,361
Total assets	$ 166,300		$ 44,877		$ 77,517		$ 47,361
Total net assets	$ 166,300		$ 44,877		$ 77,517		$ 47,361
Units outstanding	31,011		29,173		42,589		6,318
Investment shares held	2,814		3,590		5,040		2,359
Investments at cost	$ 139,214		$ 46,108		$ 87,733		$ 35,827
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 5.36	31,011	$ 1.54	29,173	$ 1.82	42,589	$ 7.50	6,318

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 40,027		$ 24,700		$ 119,587		$ 38,698
Total assets	$ 40,027		$ 24,700		$ 119,587		$ 38,698
Total net assets	$ 40,027		$ 24,700		$ 119,587		$ 38,698
Units outstanding	24,959		12,746		59,816		17,741
Investment shares held	747		714		6,764		3,241
Investments at cost	$ 29,690		$ 18,699		$ 122,406		$ 37,962
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.61	24,959	$ 1.92	12,746	$ 2.00	59,816	$ 2.18	17,741
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Assets:
Investments at fair value	$ 128,667		$ 60,904		$ 860		$ 22,851
Total assets	$ 128,667		$ 60,904		$ 860		$ 22,851
Total net assets	$ 128,667		$ 60,904		$ 860		$ 22,851
Units outstanding	64,435		28,661		851		33,969
Investment shares held	3,504		2,387		41		2,874
Investments at cost	$ 93,988		$ 49,211		$ 908		$ 79,636
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 2.00	64,435	$ 2.12	28,661	$ 1.01	851	$ 0.67	33,969

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class		Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 2
Assets:
Investments at fair value	$ 7		$ 10,791		$ 55,835		$ 20,957
Total assets	$ 7		$ 10,791		$ 55,835		$ 20,957
Total net assets	$ 7		$ 10,791		$ 55,835		$ 20,957
Units outstanding	-		6,222		26,535		2,382
Investment shares held	1		1,014		4,112		2,847
Investments at cost	$ 6		$ 10,510		$ 57,912		$ 38,265
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ -	-	$ 1.74	6,222	$ 2.10	26,535	$ 8.80	2,382
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares		Virtus Enhanced Core Equity Series – Class A Shares
Assets:
Investments at fair value	$ 46,082		$ 91,359		$ 160,943		$ 480,365
Total assets	$ 46,082		$ 91,359		$ 160,943		$ 480,365
Total net assets	$ 46,082		$ 91,359		$ 160,943		$ 480,365
Units outstanding	8,944		15,182		34,439		79,431
Investment shares held	3,386		6,669		6,681		40,131
Investments at cost	$ 43,220		$ 64,260		$ 102,478		$ 489,941
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 5.16	8,944	$ 6.02	15,182	$ 4.67	34,439	$ 6.05	79,431

	Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares
Assets:
Investments at fair value	$ 127,278		$ 199,872		$ 61,558		$ 50,379
Total assets	$ 127,278		$ 199,872		$ 61,558		$ 50,379
Total net assets	$ 127,278		$ 199,872		$ 61,558		$ 50,379
Units outstanding	19,892		24,406		3,658		3,542
Investment shares held	11,624		21,868		3,031		2,331
Investments at cost	$ 145,464		$ 203,964		$ 74,655		$ 35,819
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 6.40	19,892	$ 8.19	24,406	$ 16.83	3,658	$ 14.22	3,542
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger Select
Assets:
Investments at fair value	$ 196,958		$ 7,374		$ 62,044		$ 6,005
Total assets	$ 196,958		$ 7,374		$ 62,044		$ 6,005
Total net assets	$ 196,958		$ 7,374		$ 62,044		$ 6,005
Units outstanding	17,450		1,183		8,147		536
Investment shares held	11,801		678		2,625		314
Investments at cost	$ 161,313		$ 8,518		$ 49,612		$ 5,667
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 11.29	17,450	$ 6.23	1,183	$ 7.62	8,147	$ 11.21	536

	Wanger USA
Assets:
Investments at fair value	$ 214,603
Total assets	$ 214,603
Total net assets	$ 214,603
Units outstanding	20,324
Investment shares held	8,089
Investments at cost	$ 185,701
	Unit Value	Units Outstanding
Corporate Edge	$ 10.56	20,324
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A	Federated Fund for U.S. Government Securities II
Income:
Dividends	$ 452	$ 226	$ 5,576	$ 2,632
Net investment income (loss)	452	226	5,576	2,632
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(445)	32	246	(66)
Realized gain distributions	1,873	1,791	20,798	-
Realized gain (loss)	1,428	1,823	21,044	(66)
Change in unrealized appreciation (depreciation) during the year	(801)	7,438	4,532	(924)
Net increase (decrease) in net assets from operations	$ 1,079	$ 9,487	$ 31,152	$ 1,642

	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Income:
Dividends	$ 1	$ 301	$ 811	$ 236
Net investment income (loss)	1	301	811	236
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	(78)	622	129
Realized gain distributions	-	-	8,209	1,931
Realized gain (loss)	-	(78)	8,831	2,060
Change in unrealized appreciation (depreciation) during the year	-	422	(1,923)	(2,109)
Net increase (decrease) in net assets from operations	$ 1	$ 645	$ 7,719	$ 187

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:
Dividends	$ -	$ 1,045	$ 3,670	$ 708
Net investment income (loss)	-	1,045	3,670	708
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	241	3	(194)	5
Realized gain distributions	15,517	21	-	2,917
Realized gain (loss)	15,758	24	(194)	2,922
Change in unrealized appreciation (depreciation) during the year	(14,672)	913	6,297	1,699
Net increase (decrease) in net assets from operations	$ 1,086	$ 1,982	$ 9,773	$ 5,329

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$ -	$ 189	$ 1,677	$ 1,706
Net investment income (loss)	-	189	1,677	1,706
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	( - )	53	27	1
Realized gain distributions	3,449	1,691	3,241	-
Realized gain (loss)	3,449	1,744	3,268	1
Change in unrealized appreciation (depreciation) during the year	(2,533)	494	9,367	2,417
Net increase (decrease) in net assets from operations	$ 916	$ 2,427	$ 14,312	$ 4,124

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Income:
Dividends	$ 1,799	$ 291	$ -	$ 218
Net investment income (loss)	1,799	291	-	218
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	27	6	(210)	(46)
Realized gain distributions	1,630	3,292	67	-
Realized gain (loss)	1,657	3,298	(143)	(46)
Change in unrealized appreciation (depreciation) during the year	15,278	4,983	123	2,801
Net increase (decrease) in net assets from operations	$ 18,734	$ 8,572	$ (20)	$ 2,973

	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Sentinel Variable Products Small Company Fund	Templeton Developing Markets VIP Fund – Class 2
Income:
Dividends	$ 184	$ 196	$ 35	$ 161
Net investment income (loss)	184	196	35	161
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(708)	-	6	(48)
Realized gain distributions	-	-	3,854	-
Realized gain (loss)	(708)	-	3,860	(48)
Change in unrealized appreciation (depreciation) during the year	795	66	5,533	3,036
Net increase (decrease) in net assets from operations	$ 271	$ 262	$ 9,428	$ 3,149

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2	Virtus Capital Growth Series – Class A Shares	Virtus Enhanced Core Equity Series – Class A Shares
Income:
Dividends	$ 937	$ 1,837	$ -	$ 5,857
Net investment income (loss)	937	1,837	-	5,857
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	8	847	24	58
Realized gain distributions	839	3,532	3,912	91,101
Realized gain (loss)	847	4,379	3,936	91,159
Change in unrealized appreciation (depreciation) during the year	1,574	2,427	(5,260)	(55,569)
Net increase (decrease) in net assets from operations	$ 3,358	$ 8,643	$ (1,324)	$ 41,447

	Virtus International Series – Class A Shares	Virtus Multi-Sector Fixed Income Series – Class A Shares	Virtus Real Estate Securities Series – Class A Shares	Virtus Small-Cap Growth Series – Class A Shares
Income:
Dividends	$ 967	$ 8,821	$ 1,114	$ -
Net investment income (loss)	967	8,821	1,114	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(4)	68	(10)	95
Realized gain distributions	23,609	-	9,466	4,193
Realized gain (loss)	23,605	68	9,456	4,288
Change in unrealized appreciation (depreciation) during the year	(26,517)	8,236	(6,590)	6,210
Net increase (decrease) in net assets from operations	$ (1,945)	$ 17,125	$ 3,980	$ 10,498

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Virtus Small-Cap Value Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger International Select
Income:
Dividends	$ 3,531	$ 193	$ 757	$ 435
Net investment income (loss)	3,531	193	757	435
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,162	(316)	(25)	11,887
Realized gain distributions	22,136	843	5,211	1,763
Realized gain (loss)	23,298	527	5,186	13,650
Change in unrealized appreciation (depreciation) during the year	15,995	(578)	(6,813)	(14,355)
Net increase (decrease) in net assets from operations	$ 42,824	$ 142	$ (870)	$ (270)

	Wanger Select	Wanger USA
Income:
Dividends	$ 10	$ -
Net investment income (loss)	10	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(11)	(26)
Realized gain distributions	1,747	53,094
Realized gain (loss)	1,736	53,068
Change in unrealized appreciation (depreciation) during the year	(1,025)	(26,938)
Net increase (decrease) in net assets from operations	$ 721	$ 26,130
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 452	$ 232	$ 226	$ 46
Realized gains (losses)	1,428	30,984	1,823	769
Unrealized appreciation (depreciation) during the year	(801)	(14,066)	7,438	(2,118)
Net increase (decrease) in net assets from operations	1,079	17,150	9,487	(1,303)
Contract transactions:
Payments received from contract owners	3,668	5,584	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	116,227	(1,310)	-	(2,527)
Transfers for contract benefits and terminations	(116,981)	(36,174)	-	-
Contract maintenance charges	(8,386)	(19,464)	(776)	(818)
Net increase (decrease) in net assets resulting from contract transactions	(5,472)	(51,364)	(776)	(3,345)
Total increase (decrease) in net assets	(4,393)	(34,214)	8,711	(4,648)
Net assets at beginning of period	242,852	277,066	47,314	51,962
Net assets at end of period	$ 238,459	$ 242,852	$ 56,025	$ 47,314

	Deutsche Equity 500 Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 5,576	$ 4,572	$ 2,632	$ 3,216
Realized gains (losses)	21,044	13,827	(66)	(705)
Unrealized appreciation (depreciation) during the year	4,532	(15,438)	(924)	(1,739)
Net increase (decrease) in net assets from operations	31,152	2,961	1,642	772
Contract transactions:
Payments received from contract owners	7,149	10,548	40,374	7,478
Transfers between Investment Options (including Guaranteed Interest Account), net	17,025	(17,750)	3,447	(24,459)
Transfers for contract benefits and terminations	(8,152)	(71)	(41,848)	(19,040)
Contract maintenance charges	(9,488)	(5,411)	(7,452)	(6,497)
Net increase (decrease) in net assets resulting from contract transactions	6,534	(12,684)	(5,479)	(42,518)
Total increase (decrease) in net assets	37,686	(9,723)	(3,837)	(41,746)
Net assets at beginning of period	262,697	272,420	104,888	146,634
Net assets at end of period	$ 300,383	$ 262,697	$ 101,051	$ 104,888

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1	$ 13	$ 301	$ 302
Realized gains (losses)	-	-	(78)	(2,265)
Unrealized appreciation (depreciation) during the year	-	-	422	1,896
Net increase (decrease) in net assets from operations	1	13	645	(67)
Contract transactions:
Payments received from contract owners	11,092	1,957	-	152
Transfers between Investment Options (including Guaranteed Interest Account), net	8,569	-	125	(32,818)
Transfers for contract benefits and terminations	-	(7,266)	-	11
Contract maintenance charges	(33,061)	(33,614)	(956)	(805)
Net increase (decrease) in net assets resulting from contract transactions	(13,400)	(38,923)	(831)	(33,460)
Total increase (decrease) in net assets	(13,399)	(38,910)	(186)	(33,527)
Net assets at beginning of period	1,291,721	1,330,631	4,768	38,295
Net assets at end of period	$ 1,278,322	$ 1,291,721	$ 4,582	$ 4,768

	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 811	$ 1,017	$ 236	$ 61
Realized gains (losses)	8,831	26,827	2,060	13,795
Unrealized appreciation (depreciation) during the year	(1,923)	(29,037)	(2,109)	(9,315)
Net increase (decrease) in net assets from operations	7,719	(1,193)	187	4,541
Contract transactions:
Payments received from contract owners	9,043	1,340	17,937	-
Transfers between Investment Options (including Guaranteed Interest Account), net	13,643	80,742	708	86,733
Transfers for contract benefits and terminations	(12,954)	(125,516)	(18,644)	-
Contract maintenance charges	(8,326)	(6,926)	(1,512)	(1,555)
Net increase (decrease) in net assets resulting from contract transactions	1,406	(50,360)	(1,511)	85,178
Total increase (decrease) in net assets	9,125	(51,553)	(1,324)	89,719
Net assets at beginning of period	105,689	157,242	101,865	12,146
Net assets at end of period	$ 114,814	$ 105,689	$ 100,541	$ 101,865

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 271	$ 1,045	$ 1,103
Realized gains (losses)	15,758	10,490	24	4
Unrealized appreciation (depreciation) during the year	(14,672)	6,370	913	(910)
Net increase (decrease) in net assets from operations	1,086	17,131	1,982	197
Contract transactions:
Payments received from contract owners	108,440	3,656	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	3,612	160,964	99	(43,167)
Transfers for contract benefits and terminations	(108,337)	(129,334)	-	-
Contract maintenance charges	(6,688)	(7,050)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(2,973)	28,236	99	(43,167)
Total increase (decrease) in net assets	(1,887)	45,367	2,081	(42,970)
Net assets at beginning of period	168,187	122,820	42,796	85,766
Net assets at end of period	$ 166,300	$ 168,187	$ 44,877	$ 42,796

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,670	$ 3,684	$ 708	$ 1,386
Realized gains (losses)	(194)	(165)	2,922	2,380
Unrealized appreciation (depreciation) during the year	6,297	(9,159)	1,699	(5,920)
Net increase (decrease) in net assets from operations	9,773	(5,640)	5,329	(2,154)
Contract transactions:
Payments received from contract owners	-	-	1,882	2,362
Transfers between Investment Options (including Guaranteed Interest Account), net	(366)	(243)	19,475	-
Transfers for contract benefits and terminations	-	-	(10,611)	(10,008)
Contract maintenance charges	(5,029)	(4,182)	(887)	(770)
Net increase (decrease) in net assets resulting from contract transactions	(5,395)	(4,425)	9,859	(8,416)
Total increase (decrease) in net assets	4,378	(10,065)	15,188	(10,570)
Net assets at beginning of period	73,139	83,204	32,173	42,743
Net assets at end of period	$ 77,517	$ 73,139	$ 47,361	$ 32,173

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 189	$ 294
Realized gains (losses)	3,449	4,333	1,744	6,991
Unrealized appreciation (depreciation) during the year	(2,533)	(2,266)	494	(8,520)
Net increase (decrease) in net assets from operations	916	2,067	2,427	(1,235)
Contract transactions:
Payments received from contract owners	1,595	1,741	-	322
Transfers between Investment Options (including Guaranteed Interest Account), net	-	(7,666)	(848)	(67)
Transfers for contract benefits and terminations	-	(6,159)	-	(9,695)
Contract maintenance charges	(148)	(236)	(1,236)	(1,211)
Net increase (decrease) in net assets resulting from contract transactions	1,447	(12,320)	(2,084)	(10,651)
Total increase (decrease) in net assets	2,363	(10,253)	343	(11,886)
Net assets at beginning of period	37,664	47,917	24,357	36,243
Net assets at end of period	$ 40,027	$ 37,664	$ 24,700	$ 24,357

	Invesco V.I. Equity and Income Fund – Series II Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,677	$ 2,374	$ 1,706	$ 1,423
Realized gains (losses)	3,268	9,189	1	222
Unrealized appreciation (depreciation) during the year	9,367	(12,186)	2,417	(2,192)
Net increase (decrease) in net assets from operations	14,312	(623)	4,124	(547)
Contract transactions:
Payments received from contract owners	-	-	1,740	1,761
Transfers between Investment Options (including Guaranteed Interest Account), net	8,873	100,222	-	-
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	(1,551)	(1,646)	(908)	(785)
Net increase (decrease) in net assets resulting from contract transactions	7,322	98,576	832	976
Total increase (decrease) in net assets	21,634	97,953	4,956	429
Net assets at beginning of period	97,953	-	33,742	33,313
Net assets at end of period	$ 119,587	$ 97,953	$ 38,698	$ 33,742

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,799	$ 1,377	$ 291	$ 315
Realized gains (losses)	1,657	13,426	3,298	3,235
Unrealized appreciation (depreciation) during the year	15,278	(17,812)	4,983	(5,590)
Net increase (decrease) in net assets from operations	18,734	(3,009)	8,572	(2,040)
Contract transactions:
Payments received from contract owners	3,989	4,351	5,644	3,201
Transfers between Investment Options (including Guaranteed Interest Account), net	6,853	(12,728)	3,570	(134)
Transfers for contract benefits and terminations	(7,029)	(14,944)	(6,305)	(1)
Contract maintenance charges	(3,479)	(3,206)	(1,975)	(1,588)
Net increase (decrease) in net assets resulting from contract transactions	334	(26,527)	934	1,478
Total increase (decrease) in net assets	19,068	(29,536)	9,506	(562)
Net assets at beginning of period	109,599	139,135	51,398	51,960
Net assets at end of period	$ 128,667	$ 109,599	$ 60,904	$ 51,398

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 218	$ 1,103
Realized gains (losses)	(143)	(7)	(46)	(27,317)
Unrealized appreciation (depreciation) during the year	123	(170)	2,801	19,098
Net increase (decrease) in net assets from operations	(20)	(177)	2,973	(7,116)
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(115)	4,293	187	(25,235)
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	(2,894)	(227)	(582)	(496)
Net increase (decrease) in net assets resulting from contract transactions	(3,009)	4,066	(395)	(25,731)
Total increase (decrease) in net assets	(3,029)	3,889	2,578	(32,847)
Net assets at beginning of period	3,889	-	20,273	53,120
Net assets at end of period	$ 860	$ 3,889	$ 22,851	$ 20,273

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 184	$ 351	$ 196	$ 475
Realized gains (losses)	(708)	(1)	-	102
Unrealized appreciation (depreciation) during the year	795	(592)	66	(544)
Net increase (decrease) in net assets from operations	271	(242)	262	33
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(8,648)	(41)	928	(64)
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(8,648)	(41)	928	(64)
Total increase (decrease) in net assets	(8,377)	(283)	1,190	(31)
Net assets at beginning of period	8,384	8,667	9,601	9,632
Net assets at end of period	$ 7	$ 8,384	$ 10,791	$ 9,601

	Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 35	$ -	$ 161	$ 444
Realized gains (losses)	3,860	7,936	(48)	(4,818)
Unrealized appreciation (depreciation) during the year	5,533	(7,610)	3,036	174
Net increase (decrease) in net assets from operations	9,428	326	3,149	(4,200)
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	-	47,660	37	(31,234)
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	(762)	(817)	(576)	(484)
Net increase (decrease) in net assets resulting from contract transactions	(762)	46,843	(539)	(31,718)
Total increase (decrease) in net assets	8,666	47,169	2,610	(35,918)
Net assets at beginning of period	47,169	-	18,347	54,265
Net assets at end of period	$ 55,835	$ 47,169	$ 20,957	$ 18,347

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 937	$ 388	$ 1,837	$ 3,112
Realized gains (losses)	847	14,404	4,379	471
Unrealized appreciation (depreciation) during the year	1,574	(15,669)	2,427	(11,040)
Net increase (decrease) in net assets from operations	3,358	(877)	8,643	(7,457)
Contract transactions:
Payments received from contract owners	65,994	-	9,580	6,847
Transfers between Investment Options (including Guaranteed Interest Account), net	42,501	(39,338)	(2,936)	32
Transfers for contract benefits and terminations	(65,994)	(6,195)	(6,812)	(20,440)
Contract maintenance charges	(5,245)	(233)	(5,900)	(9,624)
Net increase (decrease) in net assets resulting from contract transactions	37,256	(45,766)	(6,068)	(23,185)
Total increase (decrease) in net assets	40,614	(46,643)	2,575	(30,642)
Net assets at beginning of period	5,468	52,111	88,784	119,426
Net assets at end of period	$ 46,082	$ 5,468	$ 91,359	$ 88,784

	Virtus Capital Growth Series – Class A Shares		Virtus Enhanced Core Equity Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 5,857	$ 4,097
Realized gains (losses)	3,936	28	91,159	48,120
Unrealized appreciation (depreciation) during the year	(5,260)	13,114	(55,569)	(94,259)
Net increase (decrease) in net assets from operations	(1,324)	13,142	41,447	(42,042)
Contract transactions:
Payments received from contract owners	17,569	9,138	28,530	20,110
Transfers between Investment Options (including Guaranteed Interest Account), net	37,728	642	2,033	(5,587)
Transfers for contract benefits and terminations	(48,485)	(629)	(10,571)	(12,959)
Contract maintenance charges	(4,511)	(4,013)	(12,192)	(12,033)
Net increase (decrease) in net assets resulting from contract transactions	2,301	5,138	7,800	(10,469)
Total increase (decrease) in net assets	977	18,280	49,247	(52,511)
Net assets at beginning of period	159,966	141,686	431,118	483,629
Net assets at end of period	$ 160,943	$ 159,966	$ 480,365	$ 431,118

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 967	$ 3,213	$ 8,821	$ 8,015
Realized gains (losses)	23,605	5,289	68	5
Unrealized appreciation (depreciation) during the year	(26,517)	(20,922)	8,236	(13,143)
Net increase (decrease) in net assets from operations	(1,945)	(12,420)	17,125	(5,123)
Contract transactions:
Payments received from contract owners	36,086	6,495	8,639	4,220
Transfers between Investment Options (including Guaranteed Interest Account), net	71,165	(25,178)	3,263	87,932
Transfers for contract benefits and terminations	(100,837)	(22,523)	(9,180)	14
Contract maintenance charges	(1,602)	(2,305)	(5,845)	(4,978)
Net increase (decrease) in net assets resulting from contract transactions	4,812	(43,511)	(3,123)	87,188
Total increase (decrease) in net assets	2,867	(55,931)	14,002	82,065
Net assets at beginning of period	124,411	180,342	185,870	103,805
Net assets at end of period	$ 127,278	$ 124,411	$ 199,872	$ 185,870

	Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,114	$ 856	$ -	$ -
Realized gains (losses)	9,456	9,213	4,288	5,016
Unrealized appreciation (depreciation) during the year	(6,590)	(10,309)	6,210	(4,337)
Net increase (decrease) in net assets from operations	3,980	(240)	10,498	679
Contract transactions:
Payments received from contract owners	-	-	6,428	2,232
Transfers between Investment Options (including Guaranteed Interest Account), net	-	46,652	6,838	1,020
Transfers for contract benefits and terminations	-	(6,806)	(12,202)	(6,471)
Contract maintenance charges	(1,239)	(1,216)	(2,740)	(2,383)
Net increase (decrease) in net assets resulting from contract transactions	(1,239)	38,630	(1,676)	(5,602)
Total increase (decrease) in net assets	2,741	38,390	8,822	(4,923)
Net assets at beginning of period	58,817	20,427	41,557	46,480
Net assets at end of period	$ 61,558	$ 58,817	$ 50,379	$ 41,557

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,531	$ 890	$ 193	$ 309
Realized gains (losses)	23,298	15,606	527	1,283
Unrealized appreciation (depreciation) during the year	15,995	(19,216)	(578)	(2,540)
Net increase (decrease) in net assets from operations	42,824	(2,720)	142	(948)
Contract transactions:
Payments received from contract owners	30,041	1,722	829	1,160
Transfers between Investment Options (including Guaranteed Interest Account), net	(5,141)	(12,545)	(6,149)	(173)
Transfers for contract benefits and terminations	(27,978)	21	(19)	9
Contract maintenance charges	(6,502)	(2,624)	(3,851)	(3,420)
Net increase (decrease) in net assets resulting from contract transactions	(9,580)	(13,426)	(9,190)	(2,424)
Total increase (decrease) in net assets	33,244	(16,146)	(9,048)	(3,372)
Net assets at beginning of period	163,714	179,860	16,422	19,794
Net assets at end of period	$ 196,958	$ 163,714	$ 7,374	$ 16,422

	Wanger International		Wanger International Select
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 757	$ 1,107	$ 435	$ 937
Realized gains (losses)	5,186	5,071	13,650	23,845
Unrealized appreciation (depreciation) during the year	(6,813)	(6,004)	(14,355)	(23,605)
Net increase (decrease) in net assets from operations	(870)	174	(270)	1,177
Contract transactions:
Payments received from contract owners	14,209	4,279	-	356
Transfers between Investment Options (including Guaranteed Interest Account), net	73,065	(3,368)	(55,240)	45,652
Transfers for contract benefits and terminations	(83,982)	(11,191)	-	(109,039)
Contract maintenance charges	(3,808)	(3,496)	(1,203)	(3,242)
Net increase (decrease) in net assets resulting from contract transactions	(516)	(13,776)	(56,443)	(66,273)
Total increase (decrease) in net assets	(1,386)	(13,602)	(56,713)	(65,096)
Net assets at beginning of period	63,430	77,032	56,713	121,809
Net assets at end of period	$ 62,044	$ 63,430	$ -	$ 56,713

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Wanger Select		Wanger USA
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 10	$ 1	$ -	$ -
Realized gains (losses)	1,736	11,459	53,068	35,151
Unrealized appreciation (depreciation) during the year	(1,025)	(10,463)	(26,938)	(35,858)
Net increase (decrease) in net assets from operations	721	997	26,130	(707)
Contract transactions:
Payments received from contract owners	-	-	4,299	5,301
Transfers between Investment Options (including Guaranteed Interest Account), net	(10)	65,297	(1,194)	(556)
Transfers for contract benefits and terminations	-	(85,260)	(7)	(22,648)
Contract maintenance charges	(487)	(641)	(7,212)	(13,787)
Net increase (decrease) in net assets resulting from contract transactions	(497)	(20,604)	(4,114)	(31,690)
Total increase (decrease) in net assets	224	(19,607)	22,016	(32,397)
Net assets at beginning of period	5,781	25,388	192,587	224,984
Net assets at end of period	$ 6,005	$ 5,781	$ 214,603	$ 192,587
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Phoenix Life and Annuity Variable Universal Life Account (the “Separate Account”) is a separate account of Phoenix Life and Annuity Company (“PLAC”, the Company, “we” or “us”). PLAC is a Connecticut stock life insurance company and is a wholly-owned subsidiary of PHL Variable Insurance Company. PHL Variable Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on July 1, 1996. The Separate Account currently consists of 56 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock - Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Aggressive Growth ETF Asset Allocation Portfolio-Class II)
Morningstar Balanced ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Balanced ETF Asset Allocation Portfolio-Class II)
Morningstar Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Growth ETF Asset Allocation Portfolio-Class II)
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II)
Neuberger Berman AMT Guardian Portfolio-S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Sentinel Variable Products Balanced Fund

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund (effective 6/17/2016, liquidated and merged into surviving fund Sentinel Variable Products Small Company Fund)
Sentinel Variable Products Small Company Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
Virtus Capital Growth Series-Class A Shares
Virtus Enhanced Core Equity Series-Class A Shares (formerly Virtus Growth & Income Series-Class A Shares)
Virtus International Series-Class A Shares
Virtus Multi-Sector Fixed Income Series-Class A Shares
Virtus Real Estate Securities Series-Class A Shares
Virtus Small-Cap Growth Series-Class A Shares
Virtus Small-Cap Value Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger International Select (liquidated 4/29/2016)
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
PLAC and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PLAC’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PLAC’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: PLAC is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Under the current provisions of the Code, PLAC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PLAC will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PLAC management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
E.     Security Valuation: The Separate Account measures the fair value of its investment in the Funds on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3— Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 5,821	$ 8,968
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	2,017	775
Deutsche Equity 500 Index VIP – Class A	42,396	9,488
Federated Fund for U.S. Government Securities II	8,388	11,235
Federated Government Money Fund II - Service Shares	60,961	74,360
Federated High Income Bond Fund II – Primary Shares	484	1,014
Fidelity ® VIP Contrafund® Portfolio – Service Class	18,681	8,255
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	2,167	1,512
Fidelity ® VIP Growth Portfolio – Service Class	17,871	5,327
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	1,255	90
Franklin Income VIP Fund – Class 2	3,670	5,395
Franklin Mutual Shares VIP Fund – Class 2	14,270	786
Invesco V.I. American Franchise Fund – Series I Shares	5,031	135
Invesco V.I. Core Equity Fund – Series I Shares	1,880	2,084
Invesco V.I. Equity and Income Fund – Series II Shares	13,792	1,551
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	3,128	590
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	7,124	3,361
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	5,941	1,424
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	67	3,008
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	325	502
PIMCO Real Return Portfolio – Advisor Class	184	8,648
PIMCO Total Return Portfolio – Advisor Class	1,217	93
Sentinel Variable Products Small Company Fund	3,889	762
Templeton Developing Markets VIP Fund – Class 2	168	545
Templeton Foreign VIP Fund – Class 2	44,498	5,466
Templeton Growth VIP Fund – Class 2	10,055	10,754
Virtus Capital Growth Series – Class A Shares	9,092	2,879
Virtus Enhanced Core Equity Series – Class A Shares	111,695	6,936
Virtus International Series – Class A Shares	30,753	1,365
Virtus Multi-Sector Fixed Income Series – Class A Shares	10,465	4,767
Virtus Real Estate Securities Series – Class A Shares	10,581	1,240
Virtus Small-Cap Growth Series – Class A Shares	4,938	2,422
Virtus Small-Cap Value Series – Class A Shares	26,892	10,804
Virtus Strategic Allocation Series – Class A Shares	1,495	9,648
Wanger International	8,636	3,185
Wanger International Select	2,123	56,368
Wanger Select	1,757	497
Wanger USA	56,567	7,587
	$ 550,274	$ 273,826

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4— Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2016			For the period ended December 31, 2015
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	19,682	(20,556)	(874)	958	(8,986)	(8,028)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	-	(372)	(372)	-	(1,660)	(1,660)
Deutsche Equity 500 Index VIP – Class A	3,247	(2,363)	884	3,718	(5,479)	(1,761)
Federated Fund for U.S. Government Securities II	8,839	(9,841)	(1,002)	7,657	(15,494)	(7,837)
Federated Government Money Fund II - Service Shares	61,286	(74,685)	(13,399)	1,956	(40,879)	(38,923)
Federated High Income Bond Fund II – Primary Shares	19	(116)	(97)	30	(4,090)	(4,060)
Fidelity ® VIP Contrafund® Portfolio – Service Class	2,501	(2,423)	78	14,052	(19,799)	(5,747)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	2,810	(3,033)	(223)	25,910	(13,239)	12,671
Fidelity ® VIP Growth Portfolio – Service Class	21,931	(22,507)	(576)	32,976	(26,083)	6,893
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	124	(59)	65	-	(28,814)	(28,814)
Franklin Income VIP Fund – Class 2	-	(3,230)	(3,230)	-	(2,629)	(2,629)
Franklin Mutual Shares VIP Fund – Class 2	3,088	(1,752)	1,336	340	(1,649)	(1,309)
Invesco V.I. American Franchise Fund – Series I Shares	1,035	(96)	939	7,016	(15,015)	(7,999)
Invesco V.I. Core Equity Fund – Series I Shares	1	(1,122)	(1,121)	379	(6,093)	(5,714)
Invesco V.I. Equity and Income Fund – Series II Shares	4,421	(868)	3,553	57,191	(928)	56,263
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	839	(444)	395	862	(390)	472
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	6,254	(6,097)	157	11,161	(26,152)	(14,991)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	4,944	(4,436)	508	1,679	(909)	770
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	-	(3,154)	(3,154)	4,236	(231)	4,005
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	283	(933)	(650)	281	(33,089)	(32,808)
PIMCO Real Return Portfolio – Advisor Class	-	(5,679)	(5,679)	-	(27)	(27)
PIMCO Total Return Portfolio – Advisor Class	597	(54)	543	(1)	(38)	(39)
Sentinel Variable Products Small Company Fund	-	(416)	(416)	28,170	(1,219)	26,951
Templeton Developing Markets VIP Fund – Class 2	5	(72)	(67)	6	(3,380)	(3,374)
Templeton Foreign VIP Fund – Class 2	22,982	(15,179)	7,803	5	(8,994)	(8,989)
Templeton Growth VIP Fund – Class 2	2,382	(3,374)	(992)	1,279	(5,456)	(4,177)
Virtus Capital Growth Series – Class A Shares	12,169	(11,664)	505	2,107	(1,012)	1,095
Virtus Enhanced Core Equity Series – Class A Shares	5,694	(4,261)	1,433	4,861	(6,570)	(1,709)
Virtus International Series – Class A Shares	17,223	(16,462)	761	6,131	(11,826)	(5,695)
Virtus Multi-Sector Fixed Income Series – Class A Shares	1,535	(1,934)	(399)	11,860	(733)	11,127
Virtus Real Estate Securities Series – Class A Shares	-	(75)	(75)	5,565	(3,159)	2,406
Virtus Small-Cap Growth Series – Class A Shares	1,129	(1,266)	(137)	286	(751)	(465)
Virtus Small-Cap Value Series – Class A Shares	3,166	(4,069)	(903)	1,676	(3,211)	(1,535)
Virtus Strategic Allocation Series – Class A Shares	137	(1,611)	(1,474)	287	(661)	(374)
Wanger International	11,249	(11,314)	(65)	1,204	(2,974)	(1,770)
Wanger International Select	-	(9,483)	(9,483)	13,667	(24,343)	(10,676)
Wanger Select	-	(49)	(49)	6,215	(8,203)	(1,988)
Wanger USA	485	(897)	(412)	650	(3,990)	(3,340)

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5— Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2016, 2015, 2014, 2013, and 2012 follows:
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Alger Capital Appreciation Portfolio – Class I-2 Shares
2016	37	6.43	238	0.19%	-	0.50%
2015	38	6.40	243	0.08%	-	6.19%
2014	46	6.03	277	0.10%	-	13.75%
2013	48	5.30	257	0.37%	-	35.19%
2012	56	3.92	219	1.04%	-	18.30%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2016	24	2.36	56	0.45%	-	20.27%
2015	24	1.96	47	0.09%	-	(2.68%)
2014	26	2.02	52	1.01%	-	9.25%
2013	26	1.84	48	0.92%	-	32.82%
2012 [4]	27	1.39	37	1.07%	-	6.13%
Deutsche Equity 500 Index VIP – Class A
2016	37	8.12	300	2.03%	-	11.61%
2015	36	7.28	263	1.72%	-	1.13%
2014	38	7.20	272	1.84%	-	13.39%
2013	38	6.35	239	1.77%	-	31.93%
2012	37	4.81	179	1.74%	-	15.70%
Federated Fund for U.S. Government Securities II
2016	18	5.51	101	2.46%	-	1.61%
2015	19	5.42	105	2.81%	-	0.52%
2014	27	5.40	147	2.88%	-	4.62%
2013	27	5.16	138	3.33%	-	(2.05%)
2012	27	5.27	144	3.05%	-	2.98%
Federated Government Money Fund II - Service Shares
2016	1,278	1.00	1,278	0.00%*	-	0.00%
2015	1,292	1.00	1,292	0.00%	-	0.00%*
2014	1,331	1.00	1,331	-	-	0.00%*
2013	1,360	1.00	1,360	-	-	0.00%*
2012	1,393	1.00	1,393	-	-	0.00%*
Federated High Income Bond Fund II – Primary Shares
2016	0	9.25	5	6.50%	-	14.82%
2015	1	8.05	5	4.68%	-	(2.57%)
2014	5	8.27	38	5.91%	-	2.69%
2013	5	8.05	39	6.80%	-	6.99%
2012	5	7.52	37	7.95%	-	14.70%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2016	12	9.85	115	0.79%	-	7.91%
2015	12	9.12	106	0.93%	-	0.56%
2014	17	9.07	157	0.61%	-	11.82%
2013	28	8.11	226	1.02%	-	31.14%
2012	30	6.19	189	1.01%	-	16.31%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2016	14	7.05	101	0.24%	-	0.25%
2015	14	7.03	102	0.07%	-	5.48%
2014	2	6.66	12	0.06%	-	12.10%
2013	6	5.94	35	0.21%	-	37.78%
2012	2	4.31	9	0.17%	-	19.46%
Fidelity ® VIP Growth Portfolio – Service Class
2016	31	5.36	166	-	-	0.71%
2015	32	5.32	168	0.14%	-	7.05%
2014	25	4.97	123	0.10%	-	11.19%
2013	47	4.47	211	0.19%	-	36.20%
2012	56	3.28	183	0.51%	-	14.54%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2016	29	1.54	45	2.34%	-	4.63%
2015	29	1.47	43	2.43%	-	(0.71%)
2014	58	1.48	86	2.16%	-	5.75%
2013	60	1.40	84	2.53%	-	(1.89%)
2012	35	1.43	50	2.35%	-	5.77%
Franklin Income VIP Fund – Class 2
2016	43	1.82	78	4.96%	-	14.02%
2015	46	1.60	73	4.65%	-	(7.05%)
2014	48	1.72	83	4.99%	-	4.62%
2013	76	1.64	124	5.96%	-	13.94%
2012	72	1.44	104	6.49%	-	12.65%
Franklin Mutual Shares VIP Fund – Class 2
2016	6	7.50	47	2.02%	-	16.06%
2015	5	6.46	32	3.17%	-	(4.94%)
2014	6	6.79	43	2.06%	-	7.12%
2013	6	6.34	38	2.02%	-	28.26%
2012	7	4.94	35	2.15%	-	14.24%
Invesco V.I. American Franchise Fund – Series I Shares
2016	25	1.61	40	-	-	2.27%
2015	24	1.57	38	-	-	5.01%
2014	32	1.50	48	0.04%	-	8.44%
2013	32	1.38	44	0.45%	-	40.14%
2012 [5]	31	0.98	30	-	-	(2.50%)
Invesco V.I. Core Equity Fund – Series I Shares
2016	13	1.92	25	0.76%	-	10.26%
2015	14	1.74	24	0.95%	-	(5.77%)
2014	20	1.85	36	0.86%	-	8.15%
2013	20	1.71	35	1.40%	-	29.25%
2012	21	1.32	28	0.98%	-	13.88%
Invesco V.I. Equity and Income Fund – Series II Shares
2016	60	2.00	120	1.67%	-	14.83%
2015 ‡, 6	56	1.74	98	2.47%	-	(0.58%)
2014	-	-	-	-	-	-

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2016	18	2.18	39	4.74%	-	12.13%
2015	17	1.94	34	4.16%	-	(1.53%)
2014	17	1.97	33	4.76%	-	4.35%
2013	18	1.89	33	5.18%	-	8.17%
2012	17	1.75	30	2.38%	-	12.53%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2016	64	2.00	129	1.57%	-	17.11%
2015	64	1.71	110	1.15%	-	(2.86%)
2014	79	1.76	139	0.73%	-	7.65%
2013	79	1.63	129	0.60%	-	35.90%
2012	79	1.20	94	1.03%	-	12.09%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2016	29	2.12	61	0.53%	-	16.39%
2015	28	1.83	51	0.60%	-	(3.79%)
2014	27	1.90	52	0.45%	-	11.53%
2013	30	1.70	50	0.44%	-	30.32%
2012	29	1.31	38	0.70%	-	14.54%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2016	1	1.01	1	-	-	4.16%
2015 ‡, 7	4	0.97	4	-	-	(2.91%)
2014	-	-	-	-	-	-
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2016	34	0.67	23	1.01%	-	14.87%
2015	35	0.59	20	4.29%	-	(25.66%)
2014	67	0.79	53	0.24%	-	(18.62%)
2013	82	0.97	80	1.61%	-	(14.71%)
2012	71	1.14	80	2.44%	-	5.12%
PIMCO Real Return Portfolio – Advisor Class
2016	-	-	0	2.18%	-	5.09%
2015	6	1.48	8	4.09%	-	(2.80%)
2014	6	1.52	9	1.31%	-	2.99%
2013	6	1.47	8	1.63%	-	(9.31%)
2012	6	1.63	9	0.99%	-	8.64%
PIMCO Total Return Portfolio – Advisor Class
2016	6	1.74	11	1.97%	-	2.57%
2015	6	1.69	10	4.94%	-	0.35%
2014	6	1.69	10	2.12%	-	4.17%
2013	6	1.62	9	2.11%	-	(2.06%)
2012	6	1.65	10	2.50%	-	9.49%
Sentinel Variable Products Small Company Fund
2016	27	2.10	56	0.07%	-	20.23%
2015 ‡, 6	27	1.75	47	-	-	0.38%
2014	-	-	-	-	-	-
Templeton Developing Markets VIP Fund – Class 2
2016	2	8.80	21	0.81%	-	17.44%
2015	2	7.49	18	1.96%	-	(19.60%)
2014	6	9.32	54	1.46%	-	(8.39%)
2013	7	10.17	72	1.89%	-	(0.92%)
2012	6	10.27	66	1.45%	-	13.16%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Templeton Foreign VIP Fund – Class 2
2016	9	5.16	46	3.01%	-	7.18%
2015	1	4.81	5	3.55%	-	(6.49%)
2014	10	5.14	52	1.31%	-	(11.13%)
2013	32	5.79	185	2.34%	-	22.97%
2012	33	4.71	155	3.12%	-	18.23%
Templeton Growth VIP Fund – Class 2
2016	15	6.02	91	2.05%	-	9.62%
2015	16	5.49	89	2.64%	-	(6.49%)
2014	20	5.87	119	1.32%	-	(2.81%)
2013	19	6.04	117	2.47%	-	30.82%
2012	23	4.62	108	1.93%	-	21.07%
Virtus Capital Growth Series – Class A Shares
2016	34	4.67	161	0.00%*	-	(0.86%)
2015	34	4.71	160	-	-	9.26%
2014	33	4.31	142	0.06%	-	11.73%
2013	34	3.86	130	0.33%	-	29.44%
2012	32	2.98	95	0.61%	-	13.76%
Virtus Enhanced Core Equity Series – Class A Shares
2016	79	6.05	480	1.35%	-	9.41%
2015	78	5.53	431	0.89%	-	(8.91%)
2014	80	6.07	484	0.88%	-	9.64%
2013	112	5.53	619	0.87%	-	31.81%
2012	116	4.20	488	0.88%	-	14.77%
Virtus International Series – Class A Shares
2016	20	6.40	127	0.79%	-	(1.61%)
2015	19	6.50	124	2.22%	-	(10.48%)
2014	25	7.26	180	3.85%	-	(3.90%)
2013	24	7.56	182	2.14%	-	7.78%
2012	25	7.01	177	2.67%	-	16.52%
Virtus Multi-Sector Fixed Income Series – Class A Shares
2016	24	8.19	200	4.54%	-	9.29%
2015	25	7.49	186	5.16%	-	(1.26%)
2014	14	7.59	104	4.86%	-	1.90%
2013	14	7.45	104	5.24%	-	2.25%
2012	18	7.28	128	5.17%	-	14.69%
Virtus Real Estate Securities Series – Class A Shares
2016	4	16.83	62	1.83%	-	6.82%
2015	4	15.76	59	1.52%	-	2.38%
2014	1	15.39	20	1.15%	-	31.62%
2013	1	11.69	16	1.50%	-	0.90%
2012	1	11.59	16	0.70%	-	16.98%
Virtus Small-Cap Growth Series – Class A Shares
2016	4	14.22	50	-	-	25.92%
2015	4	11.30	42	-	-	0.73%
2014	4	11.21	46	-	-	5.50%
2013	8	10.63	88	0.28%	-	40.20%
2012	9	7.58	66	0.20%	-	11.81%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Virtus Small-Cap Value Series – Class A Shares
2016	17	11.29	197	2.00%	-	26.54%
2015	18	8.92	164	0.54%	-	(1.37%)
2014	20	9.04	180	0.60%	-	1.83%
2013	25	8.88	218	0.57%	-	40.77%
2012	29	6.31	182	2.12%	-	8.13%
Virtus Strategic Allocation Series – Class A Shares
2016	1	6.23	7	1.31%	-	0.82%
2015	3	6.18	16	1.69%	-	(5.38%)
2014	3	6.53	20	2.12%	-	7.51%
2013	3	6.08	21	1.93%	-	17.99%
2012	4	5.15	19	1.82%	-	13.42%
Wanger International
2016	8	7.62	62	1.19%	-	(1.41%)
2015	8	7.72	63	1.47%	-	0.10%
2014	10	7.72	77	1.46%	-	(4.40%)
2013	10	8.07	80	2.49%	-	22.37%
2012	13	6.60	83	1.27%	-	21.56%
Wanger International Select [8]
2016	-	-	-	2.46%	-	(0.41%)
2015	9	5.98	57	1.33%	-	(1.03%)
2014	20	6.04	122	1.44%	-	(6.96%)
2013	24	6.49	159	5.80%	-	14.04%
2012	24	5.69	135	1.20%	-	22.00%
Wanger Select
2016	1	11.21	6	0.18%	-	13.36%
2015	1	9.89	6	0.01%	-	0.25%
2014	3	9.87	25	-	-	3.14%
2013	3	9.57	26	0.28%	-	34.58%
2012	3	7.11	20	0.47%	-	18.46%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Wanger USA
2016	20	10.56	215	-	-	13.69%
2015	21	9.29	193	-	-	(0.61%)
2014	24	9.34	225	-	-	4.78%
2013	25	8.92	224	0.13%	-	33.75%
2012	30	6.67	201	0.32%	-	20.02%

*Amount is less than 0.005%.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment Options with a date notation indicate the effective date of that Investment Option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

[4]From inception February 3, 2012 to December 31, 2012.	[7]From inception November 2, 2015 to December 31, 2015.
[5]From inception April 27, 2012 to December 31, 2012.	8On April 29, 2016, the Wanger International Select was liquidated.
[6]From inception January 16, 2015 to December 31, 2015.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6— Related Party Transactions and Charges and Deductions
Related Party Transactions
PLAC and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PLAC is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Saybrus Equity Services, Inc., a broker-dealer subsidiary of Nassau Reinsurance Group Holdings L.P., distributes PLAC’s products through broker-dealers and other financial intermediaries.
Charges and Deductions
PLAC makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Periodic charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PLAC for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PLAC makes deductions for administrative charges at a maximum rate of $120 per policy. These charges are typically a flat dollar amount, but could also vary by face amount of coverage.
Cost of Insurance Charge – In accordance with terms of the contracts, PLAC makes monthly deductions for costs of insurance to cover PLAC’s anticipated mortality costs. Because a contract account value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Charge – In accordance with terms of the contracts, PLAC will make monthly deductions at a maximum rate of .90% annually.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2016 and 2015 were $159,011, and $164,218, respectively.
B.    Optional Rider and Benefit Charges
PLAC may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
Charges Against Premium
PLAC deducts a sales charge from every premium payment and a deferred acquisition cost tax charge to the contract to reimburse PLAC for our federal tax liability related to our receipt of premium.
C.    Other Charges
PLAC may deduct other charges depending on the contract terms.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PLAC intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Nassau Transaction
On September 29, 2015, Phoenix announced the signing of a definitive agreement in which Nassau Reinsurance Group Holdings L.P. (“Nassau”) agreed to acquire Phoenix for $37.50 per share in cash, representing an aggregate purchase price of $217.2 million (the “Nassau Transaction”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on acquiring and operating entities in the life, annuity and long-term care sectors. The Nassau Transaction was subject to the approval of the Phoenix shareholders, regulatory approvals from the NYDFS and the Connecticut Insurance Department, among other closing conditions. On June 20, 2016 Nassau completed its acquisition of Phoenix after receipt of insurance regulatory approvals from the Connecticut Insurance Department and the NYDFS. As part of the transaction, Nassau contributed $100 million of new equity capital into Phoenix at closing. Phoenix is now a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform. In addition, Saybrus has become a subsidiary of Nassau, held outside of Phoenix.
Cases Brought by Policy Investors
Lima LS plc v. the Phoenix Companies, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company, James D. Wehr, Philip K. Polkinghorn, and Dona D. Young, Case No. CV-12-01122, in the United States District Court for the District of Connecticut. In this action originally filed August 2, 2012, Plaintiff asserts various causes of actions based on allegations that the individual and corporate defendants promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. The defendants, including the Company, resolved the case through a settlement, and the case was dismissed on February 9, 2017.
Cost of Insurance Cases
Fleisher et al v. Phoenix Life Insurance Company, No. 11-cv-8405 (CM) (filed August 2, 2012), and SPRR et al v. PHL Variable Insurance Company, No. 14-cv-8714 (CM) (filed October 31, 2014), in the United States District Court for the Southern District of New York. Plaintiffs in these coordinated actions brought suit on behalf of themselves and others similarly situated, and asserted various causes of action challenging cost of insurance rate adjustments implemented between 2010 and 2011 on certain universal life insurance policies. As of April 30, 2015, the Company reached an agreement with plaintiffs, memorialized in a formal settlement agreement executed on May 29, 2015, to resolve both litigations as part of a nationwide class settlement (the “Fleisher Settlement”). The court granted preliminary approval of the Fleisher Settlement on June 3, 2015, which provided for notice to be given to class members and for an opt-out period. The opt-out period expired on July 17, 2015, with certain policyholders opting out of the Fleisher Settlement, including policyholders pursuing claims in separate litigation. On September 9, 2015, the court entered an order approving of the Fleisher Settlement and final judgment was entered on December 9, 2015.
Tiger Capital LLC v. PHL Variable Insurance Company, No. 12-cv-2939 (CM) (filed March 14, 2012), in the United States District Court for the Southern District of New York. In this action the plaintiff asserted various causes of action challenging cost of insurance rate adjustments implemented in 2011 on certain universal life insurance policies. On June 3, 2015, the parties advised the court of a settlement, which included Tiger Capital, LLC’s participation in the Fleisher Settlement. The case was closed by the court on October 21, 2015.
U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, No. 12-cv-6811 (CM) (originally filed November 16, 2011), and U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, No. 13-cv-1580 (CM) (filed March 8, 2013), in the United States District

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Court for the Southern District of New York (collectively “U.S. Bank NY Litigation”). U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, Case No. 3:14-cv-00555-WWE (originally filed April 22, 2014), and U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company and Phoenix Life Insurance Company, Case No. 3:14-cv-01398-WWE (filed September 23, 2014), in the United States District Court for the District of Connecticut (collectively “U.S. Bank CT Litigation”). In these actions, plaintiff asserted various causes of action challenging cost of insurance rate adjustments implemented between 2010 and 2011 on certain universal life insurance policies. The U.S. Bank NY Litigation was resolved through a settlement and a joint stipulation of dismissal was filed on September 28, 2015. The U.S. Bank CT Litigation was resolved through a settlement and the cases were dismissed on February 3, 2017.
Shareholder Litigation
Thomas White v. The Phoenix Companies, Inc., et. al., No. HHD-CV15--6063180-S, in Connecticut Superior Court, Hartford County. On September 28, 2015, Phoenix entered into a definitive merger agreement to be acquired by Nassau Re. On October 26, 2015, this putative class action lawsuit was filed by a purported shareholder of Phoenix challenging the proposed merger transaction. Plaintiff alleges that the individual members of Phoenix’s Board of Directors breached their fiduciary duties to the Phoenix shareholder by agreeing to the proposed merger transaction for inadequate consideration and through an allegedly flawed sales process, and that the defendant companies - Phoenix, Nassau Re and Davero Merger Sub Corp. (a wholly owned subsidiary of Nassau Re) - aided and abetted such alleged breaches. The parties entered into a stipulation of settlement dated September 25, 2016 and a motion for preliminary approval was filed and granted by the Court on September 26, 2016. The Court held a final settlement hearing on December 16, 2016 and issued an order approving the settlement on February 23, 2017.
Consent Solicitation Litigation
Roth et al v. The Phoenix Companies, Inc. and U.S. Bank National Association as indenture trustee; No. 650634/2016 (New York Supreme Court, New York County) (filed February 8, 2016). Plaintiff in this action asserts various causes of action related to a January 7, 2016 consent solicitation launched by Phoenix in connection with its 7.45% Quarterly Interest Bonds due 2032 (the “Consent Solicitation”). While Phoenix believes that the lawsuit is without merit, to eliminate the burden, expense and uncertainties inherent in such litigation, and without admitting any liability or wrongdoing, Phoenix agreed, pursuant to the terms of a MOU effective as of February 24, 2016, to make (a) certain revisions to the proposed Fourth Supplemental Indenture (b) certain information available to current and prospective bondholders, and (c) certain supplemental disclosures in connection with the Consent Solicitation. A stipulation of settlement was entered into as of September 24, 2016. The final approval hearing was held on February 2, 2017, and the Court approved the settlement on March 27, 2017, and pursuant to the settlement awarded plaintiff’s counsel fees of $440,000.
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our consolidated financial statements in particular quarterly or annual periods.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective June 7, 2016, Sentinel Variable Products Mid Cap Fund merged into surviving fund Sentinel Variable Products Small Company Fund.
Effective November 6, 2015, the Neuberger Berman Small Cap Growth Portfolio merged into the surviving fund Neuberger Berman Mid Cap Growth Portfolio.
B.    Liquidations
On April 29, 2016 the Wanger International Select Fund liquidated.
C.    Name Changes
Effective April 28, 2017, the Virtus Capital Growth Series will be renamed Virtus KAR Capital Growth Series.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series will be renamed Virtus Rampart Enhanced Core Equity Series.
Effective April 28, 2017, the Virtus International Series will be renamed Virtus Duff & Phelps International Series.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series will be renamed Virtus Newfleet Multi-Sector Intermediate Bond Series.
Effective April 28, 2017, the Virtus Real Estate Securities Series will be renamed Virtus Duff & Phelps Real Estate Securities Series.
Effective April 28, 2017, the Virtus Small-Cap Growth Series will be renamed Virtus KAR Small-Cap Growth Series.
Effective April 28, 2017, the Virtus Small-Cap Value Series will be renamed Virtus KAR Small-Cap Value Series.
Effective October 11, 2016, the Virtus Growth & Income Series-Class A Shares was renamed the Virtus Enhanced Core Equity Series-Class A Shares.
Effective April 30, 2016, the Federated Prime Money Fund II was renamed the Federated Government Money Fund II (Service Shares).
Effective April 30, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio was renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio was renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio was renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio was renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
D.    Other
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisors Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadvisor, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Effective November 2, 2015, the subadvisor to Virtus International Series changed from Aberdeen Asset Management Inc. to Euclid Advisors LLC.
Note 11—Subsequent Events
Effective January 1, 2017, the Company entered into new service agreements with its affiliates, related to cost reimbursement for services. The agreements cover a variety of services including, but not limited to, management fees for business services, information technology services, office space, commission paying services and administrative services. The agreements also contain cost allocation and tax allocation provisions.
Effective January 1, 2017, the Company entered into an Investment Management Agreements with an affiliate, Nassau Asset Management LLC. The agreements cover investment and related advisory services.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Policyholders
Phoenix Life and Annuity Company:
We have audited the accompanying statements of assets and liabilities of Phoenix Life and Annuity Variable Universal Life Account, (comprised of the divisions listed in Note 1) (collectively, “the Separate Accounts”), as of December 31, 2016, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Separate Accounts for the three years or periods ended December 31, 2014, were audited by other auditors whose report thereon dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with transfer agents or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Separate Accounts as of December 31, 2016, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.
Hartford, Connecticut
April 28, 2017

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Phoenix Life and Annuity Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Phoenix Life and Annuity Company
A member of The Phoenix Companies, Inc.
www.nsre.com/phoenix
OL4260 © 2016 The Phoenix Companies, Inc.	12-16